Lease - Additional Information (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2025
Lease
Lease term	12 months	12 months
Weighted Average Remaining Lease Term	3 years 8 months 12 days	3 years 8 months 12 days		4 years 1 month 6 days
Weighted Average Discount Rate	2.40%	2.40%		2.44%
Operating Lease Cost	¥ 2,290	$ 338	¥ 2,785
Short Term Lease Cost	428	$ 63	429
Operating leases capitalized	¥ 0		¥ 0